Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Kuailefeng CNY	Dec. 31, 2012 Mr Wang Yongchao CNY	Dec. 31, 2011 Mr Wang Yongchao CNY	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2011 VODone Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY
Amounts due from related parties:
Amounts due from related parties			1,349	1,347		2
Amounts due to related parties:
Amounts due to related parties	$ 159	991	6,542		3		$ 159	988	6,490	52